[AIM LETTERHEAD APPEARS HERE]

—Registered Trademark—

A I M Advisors, Inc.

11 Greenway Plaza, Suite 100

Houston, TX 77046

713/626-1919

December 2, 2004

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth St., N.W.

Washington, D.C. 20549

Re:	AIM Treasurer’s Series Trust

CIK No. 0000828806

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Treasurer’s Series Trust (the “Fund”) that the Prospectus and Statement of Additional Information relating to Premier Portfolio and Premier Tax-Exempt Portfolio, and the Prospectus and Statement of Additional Information relating to Premier U.S. Government Money Portfolio, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 34 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 34 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 2, 2004.

Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713)214-1604.

Very truly yours,

/s/ John H. Lively
John H. Lively Counsel